Note 7-Income Taxes	12 Months Ended
Dec. 31, 2013
Notes
Note 7-Income Taxes

Note 7—INCOME TAXES

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. During 2013 and 2012, the company incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $2,411,838 at December 31, 2013, and will expire in the years 2031 – 2033.

Internal Revenue Section 382 restricts the ability to use these carryforwards whenever an ownership change as defined occurs.

At December 31, 2013, deferred tax assets consisted of the following:

December 31, 2013
Deferred tax assets
Net operating losses	$767,134
Less: valuation allowance	(767,134)
Net deferred tax asset	$0

At December 31, 2012, deferred tax assets consisted of the following:

December 31, 2012
Deferred tax assets
Net operating losses	$395,061
Less: valuation allowance	$(395,061)
Net deferred tax asset	$0